FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	S/ 11,060,426	S/ 14,333,999
Net amounts of financial liabilities presented in the consolidated statements of financial position	11,060,426	14,333,999
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(7,801,323)	(10,941,384)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(778,637)	(834,147)
Net amount	2,480,466	2,558,468
Payables on Derivatives [Member]
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	891,999	1,367,274
Net amounts of financial liabilities presented in the consolidated statements of financial position	891,999	1,367,274
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(234,550)	(285,850)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(170,998)	(184,378)
Net amount	486,451	897,046
Payables on Repurchase Agreements and Securities Lending [Member]
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	10,168,427	12,966,725
Net amounts of financial liabilities presented in the consolidated statements of financial position	10,168,427	12,966,725
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(7,566,773)	(10,655,534)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(607,639)	(649,769)
Net amount	S/ 1,994,015	S/ 1,661,422